Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of RSAs
The
RSAs
in each year are as follows:

	2021 RSAs	2022 RSAs	2023 RSAs

Resolution Date of TSMC’s shareholders in its meeting	July 26, 2021	June 8, 2022	June 6, 2023
Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023	February 6, 2024
Issuance of stocks (in millions)	1.4	2.1	3.0
Eligible employees	Executive officers	Executive officers	Executive officers
Grant date/Issuance date	March 1, 2022	March 1, 2023	March 1, 2024

Summary of vesting conditions of Employee RSAs performance metrics

TSMC’s TSR relative to the TSR of S&P 500 IT Index	Ratio of Shares to be Vested
Above the Index by X percentage points	50% + X * 2.5%, with the maximum of 100%
Equal to the Index	50%
Below the Index by X percentage points	50% - X * 2.5%, with the minimum of 0%

Summary of Granted RSAs in Each Year

	2021 RSAs	2022 RSAs
	Number of Shares (In Millions)	Number of Shares (In Millions)

Balance, beginning of year	1.4	-
Issuance of stocks	-	2.1
Vested shares	(0.3)	-
Canceled shares	(0.4)	-

Balance, end of year	0.7	2.1

Weighted-average fair value of RSAs (NT$ in dollars)	$325.81	$277.71

Summary of RSAs Measured at Fair Value at Grant Date
The RSAs in each year are measured at fair value at grant date by using the binominal tree approach. Relevant information is as follows:

	2021 RSAs	2022 RSAs
	March 1, 2022	March 1, 2023

Stock price at measurement date (NT$ in dollars)	$604	$511
Expected price volatility	25.34%-28.28%	29.34%-32.11%
Expected life	1-3 years	1-3 years
Risk-free interest rate	0.57%	1.06%

Summary of Cash Settled Share Based Payment Arrangements
The cash-settled share-based payment arrangements in each year are as follows:

	2021 Plan	2022 Plan	2023 Plan

Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023	February 6, 2024
Issuance of units (in millions) (Note)	0.2	0.4	0.6
Grant date	March 1, 2022	March 1, 2023	March 1, 2024

Note:	One unit of the right represents a right to the market value of one TSMC’s common share when vested.

Summary of Fair Value of Compensation Costs	Relevant information is as follows:

	Years Ended December 31
	2022	2023
	2021 Plan	2021 Plan	2022 Plan

Stock price at measurement date (NT$ in dollars)	$ 451	$ 593	$ 593
Expected price volatility	28.80%-32.19%	24.76%-29.05%	24.76%-29.05%
Residual life	1-3 years	1-2 years	1-3 years
Risk-free interest rate	1.09%	1.14%	1.15%